Consolidated Balance Sheets - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Non-current assets	€ 299,563	€ 304,322
Intangible assets and goodwill	276,157	278,862
Internally generated software	6,341	5,040
Licenses and domains	132	160
Brands and trademarks	101,791	101,523
Purchased software	12	94
Intangible assets under development	2,023	3,159
Other intangible assets	7,129	10,658
Goodwill	158,729	158,228
Property, plant and equipment	1,819	2,317
Leasehold improvements	39	69
Other and office equipment	1,209	1,445
Right-of-use assets	571	803
Other non-current financial assets	6,357	7,040
Other non-current non-financial assets	220	251
Non-current income tax assets	86	85
Deferred tax assets	14,924	15,767
Current assets	26,737	27,720
Current trade and other receivables	14,212	11,911
Trade receivables	8,243	5,808
Other current financial assets	2,967	3,218
Other assets	3,002	2,885
Current income tax assets	566	359
Cash and cash equivalents	11,959	15,450
TOTAL ASSETS	326,300	332,042
SHAREHOLDERS' EQUITY AND LIABILITIES
Shareholders' equity	144,352	142,120
Subscribed capital	2,662	2,662
Capital reserves	183,349	183,349
Share-based payment reserve	8,156	6,031
Accumulated deficit	(54,729)	(54,317)
Accumulated other comprehensive income	4,914	4,395
Non-current liabilities	89,421	96,275
Non-current borrowings	78,126	85,157
Other non-current provisions	17	17
Other non-current financial liabilities	6,297	7,167
Non-current income tax liabilities	879	876
Deferred tax liabilities	4,099	3,054
Non-current contract liabilities	3	4
Current liabilities	92,527	93,647
Current borrowings	10,717	10,682
Other current provisions	2,322	2,047
Current trade and other payables	40,615	43,263
Trade payables	22,433	25,873
Other current financial liabilities	13,322	14,429
Other liabilities	4,860	2,961
Current income tax liabilities	1,357	815
Current contract liabilities	37,516	36,840
Total liabilities	181,948	189,922
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	€ 326,300	€ 332,042